Results for the year - Net sales and rebates - Gross-to-net sales reconciliation (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross sales	kr 340,180	kr 298,187	kr 270,431
Total gross-to-net sales adjustments	(199,380)	(171,241)	(148,410)
Net sales	140,800	126,946	122,021
Reconciliation of changes in other provisions [abstract]
At the beginning of the year	39,340	35,733
Additional provisions, including increases to existing provisions	157,164	113,810
Amount used during the year	(142,691)	(107,220)
Effect of exchange rate adjustment	3,051	(3,061)
At the end of the year	55,894	39,340	35,733
US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	63,009	57,824	57,486
US Managed Care and Medicare | US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross-to-net sales adjustments	(112,929)	(96,716)	(84,202)
US wholesaler charge-backs | US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross-to-net sales adjustments	(40,354)	(37,036)	(33,772)
US Medicaid rebates | US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross-to-net sales adjustments	(19,810)	(17,307)	(14,365)
Other | US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross-to-net sales adjustments	(14,119)	(10,867)	(8,280)
Other | Non-US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross-to-net sales adjustments	(12,168)	(9,315)	(7,791)
Provision for sales rebates
Reconciliation of changes in other provisions [abstract]
At the beginning of the year	34,052	30,878	25,760
Additional provisions, including increases to existing provisions	155,602	111,921	102,782
Amount used during the year	(141,370)	(106,116)	(98,655)
Adjustments, including unused amounts reversed during the year	(284)	166	381
Effect of exchange rate adjustment	2,822	(2,797)	610
At the end of the year	kr 50,822	kr 34,052	kr 30,878